PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 2,216,487	$ 2,631,827
Depreciation	(592,396)	(553,002)	$ (467,703)
Balance, end of year	2,198,927	2,216,487	2,631,827
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,720,132	3,596,339
Additions (adjustments)	299,258	134,161
Additions - merger	264,375
Translation difference	6,395	(10,368)
Balance, end of year	4,290,160	3,720,132	3,596,339
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(1,503,645)	(964,512)
Depreciation	(585,166)	(544,985)
Translation difference	(2,422)	5,852
Balance, end of year	(2,091,233)	(1,503,645)	(964,512)
Computers and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	29,661	63,551
Balance, end of year	36,267	29,661	63,551
Computers and software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	239,863	242,254
Additions (adjustments)	34,083	1,952
Additions - merger	0
Translation difference	1,575	(4,343)
Balance, end of year	275,521	239,863	242,254
Computers and software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(210,202)	(178,703)
Depreciation	(27,654)	(35,068)
Translation difference	(1,398)	3,569
Balance, end of year	(239,254)	(210,202)	(178,703)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	4,701	11,826
Balance, end of year	12,196	4,701	11,826
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	42,505	43,238
Additions (adjustments)	0	1,679
Additions - merger	11,252
Translation difference	890	(2,412)
Balance, end of year	54,647	42,505	43,238
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(37,804)	(31,412)
Depreciation	(3,855)	(8,161)
Translation difference	(792)	1,769
Balance, end of year	(42,451)	(37,804)	(31,412)
Vehicles[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	156,998	137,109
Balance, end of year	281,890	156,998	137,109
Vehicles[Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	295,685	219,266
Additions (adjustments)	110,090	76,419
Additions - merger	119,513
Translation difference	0	0
Balance, end of year	525,288	295,685	219,266
Vehicles[Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(138,687)	(82,157)
Depreciation	(104,711)	(56,530)
Translation difference	0	0
Balance, end of year	(243,398)	(138,687)	(82,157)
Buildings, well, road, and buildings improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,194,993	1,293,539
Balance, end of year	1,159,502	1,194,993	1,293,539
Buildings, well, road, and buildings improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,458,936	1,443,039
Additions (adjustments)	33,524	19,510
Additions - merger	58,947
Translation difference	3,930	(3,613)
Balance, end of year	1,555,337	1,458,936	1,443,039
Buildings, well, road, and buildings improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(263,943)	(149,500)
Depreciation	(131,660)	(114,957)
Translation difference	(232)	514
Balance, end of year	(395,835)	(263,943)	(149,500)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	830,134	1,125,802
Balance, end of year	709,072	830,134	1,125,802
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,683,143	1,648,542
Additions (adjustments)	121,561	34,601
Additions - merger	74,663
Translation difference	0	0
Balance, end of year	1,879,367	1,683,143	1,648,542
Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(853,009)	(522,740)
Depreciation	(317,286)	(330,269)
Translation difference	0	0
Balance, end of year	$ (1,170,295)	$ (853,009)	$ (522,740)